Cover	Sep. 28, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2026
Entity File Number	001-43485
Entity Registrant Name	BLUEROCK ACQUISITION CORP. II
Entity Central Index Key	0002098410
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	919 Third Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	843-1601
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant [Member]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	BRRKU
Security Exchange Name	NASDAQ
Common Class A [Member]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	BRRK
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share [Member]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	BRRKW
Security Exchange Name	NASDAQ